SHAREHOLDERS' EQUITY - Common Stock Shares (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 Day $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)	24,300,287	24,300,287	24,300,287
Class A common stock subject to possible redemption, outstanding (in shares)	24,300,287	24,300,287	24,300,287
Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share	1	1
Common shares, shares issued (in shares)	3,500,000	3,500,000
Common shares, shares outstanding (in shares)	3,500,000	3,500,000
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share	1	1
Common shares, shares issued (in shares)	6,950,072	6,950,072	7,200,000
Common shares, shares outstanding (in shares)	6,950,072	6,950,072	7,200,000
Shares subject to forfeiture	249,928	249,928
Ratio to be applied to the stock in the conversion	20	20
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	20.00%	20.00%